Note 5 - Consideration Receivable	12 Months Ended
Dec. 31, 2013
Consideration Receivable [Abstract]
Consideration Receivable [Text Block]
5.	CONSIDERATION RECEIVABLE

In order to enhance our return on cash during the strategic transition period, in March 2013, the Company made an equity method investment to a real estate developer in Langfang City, Hebei Province (the "Lang Fang Developer"). The Company invested an aggregate $22,142,400 in consideration for 49% of its equity interests. In December 2013, the Company transferred this investment at the consideration of $24,930,702. As of December 31, 2013, the Company has collected $11,481,244 in cash and $13,449,458 will be expected to be collected in 2014.